Employee Retirement Plans (Tables)	12 Months Ended
Dec. 31, 2015
Reconciliation of Beginning and Ending Balances of Projected Benefit Obligation for Defined Benefit Plans

The reconciliation of the beginning and ending balances of the projected benefit obligation for defined benefit plans is as follows:

	Pension Benefits		OPEB
	As of December 31,
(In millions)	2015	2014	2015	2014
Change in benefit obligation
Benefit obligation, beginning of year	$786.8	$673.4	$111.7	$97.9
Service costs	4.3	3.6	0.9	0.8
Interest cost	30.7	31.7	3.5	4.4
Actuarial loss (gain)	(44.1)	141.3	(8.7)	16.7
Foreign currency translation adjustment	(2.5)	(1.5)	(0.5)	(0.3)
Plan participants’ contributions	—	—	1.4	1.4
Gross benefits paid	(37.7)	(38.2)	(9.2)	(9.2)
Plan amendments	—	—	(29.8)	—
Settlements	(0.5)	(24.0)	—	—
Other	—	0.5	—	—

Benefit obligation, end of year	$737.0	$786.8	$69.3	$111.7

Accumulated benefit obligation, end of year	$734.6	$784.0	NA	NA

Summary and Reconciliation of Beginning and Ending Balances of Fair Value of Plans' Assets

The summary and reconciliation of the beginning and ending balances of the fair value of the plans’ assets were as follows:

	Pension Benefits		OPEB
	As of December 31,
(In millions)	2015	2014	2015	2014
Change in plan assets
Fair value of plan assets, beginning of year	$638.2	$659.4	$—	$—
Actual return (loss) on plan assets	(5.3)	40.1	—	—
Foreign currency translation adjustment	(1.9)	(1.1)	—	—
Employer contribution	2.0	2.0	7.8	7.8
Plan participants’ contributions	—	—	1.4	1.4
Gross benefits paid	(37.7)	(38.2)	(9.2)	(9.2)
Settlements	(0.5)	(24.0)	—	—

Fair value of plan assets, end of year	$594.8	$638.2	$—	$—

Summary of Plan's Investments Measured at Fair Value and Target and Current Allocation, by Level Within Fair Value Hierarchy

Investments are classified based on the lowest level of input that is significant to the fair value measurement. The following table sets forth, by level within the fair value hierarchy, a summary of the investments measured at fair value and the target and current asset allocations.

Asset Category	Target Allocation 2016	Percentage of Plan Assets, December 31, 2015	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)
(In millions, except percentages)
Short-term investment fund	—%	1%	$8.5	$—	$8.5
U.S. equity securities:
Consumer discretionary sector			2.8	2.8	—
Consumer staples sector			4.3	4.3	—
Energy sector			0.2	0.2	—
Finance sector			0.4	0.4	—
Health care sector			4.6	4.6	—
Index funds			117.8	—	117.8
Industrials sector			1.3	1.3	—
Information technology sector			3.5	3.5	—
Capital appreciation mutual fund			56.1	56.1	—
Small cap growth mutual fund			7.0	7.0	—
Pooled equity fund			55.7	—	55.7

Total U.S. equity securities	44%	43%	253.7	80.2	173.5
U.S. fixed income securities:
Western assets total return funds			80.6	—	80.6
Blackrock investments, institutional			68.7	—	68.7
Other fixed income securities			69.8	69.6	0.2

Total fixed income securities	37%	37%	219.1	69.6	149.5
International securities:
Equity securities			53.6	6.7	46.9
Equity securities measured at net asset value (1)			3.6	—	—
Euro pacific growth fund			49.8	49.8	—
Fixed income securities			1.6	1.6	—
Fixed income securities measured at net asset value (1)			4.8	—	—

Total international securities	19%	19%	113.4	58.1	46.9
Real estate partnership, measured at net asset value (1)	—%	—%	0.1	—	—

Total			$594.8	$207.9	$378.4

(1)	In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the statement of financial position. See Note 5 for more details.

Asset Category	Target Allocation 2015	Percentage of Plan Assets, December 31, 2014	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)
(In millions, except percentages)
Short-term investment fund	—%	2%	$10.2	$—	$10.2
U.S. equity securities:
Consumer discretionary sector			4.3	4.3	—
Consumer staples sector			6.1	6.1	—
Energy sector			1.3	1.3	—
Finance sector			2.3	2.3	—
Health care sector			9.9	9.9	—
Index funds			141.3	—	141.3
Industrials sector			3.5	3.5	—
Information technology sector			3.7	3.7	—
Capital appreciation mutual fund			39.4	39.4	—
Small cap growth mutual fund			7.2	7.2	—
Pooled equity fund			55.5	—	55.5
Other			1.3	1.3	—

Total U.S. equity securities	41%	43%	275.8	79.0	196.8
U.S. fixed income securities:
Western assets total return funds			85.5	—	85.5
Blackrock investments, institutional			70.8	—	70.8
Other fixed income securities			71.4	—	71.4

Total fixed income securities	38%	36%	227.7	—	227.7
International securities:
Equity securities		12%	76.5	8.0	68.5
Equity securities measured at net asset value (1)			5.0	—	—
Euro pacific growth fund		6%	35.4	35.4	—
Fixed income securities			2.0	2.0	—
Fixed income securities measured at net asset value (1)			4.2	—	—

Total international securities	18%	19%	123.1	45.4	68.5
Long-biased hedge fund, measured at net asset value (1)	3%	—%	0.2	—	—
Real estate partnership, measured at net asset value (1)	—%	—%	1.2	—	—

Total			$638.2	$124.4	$503.2

(1)	In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the statement of financial position. See Note 5 for more details.

Funded Status of Pension and Other OPEB Benefits Reconciled to Amounts Reported on Balance Sheets

The following table shows the funded status of the pension and other OPEB benefits, reconciled to the amounts reported on the consolidated balance sheets:

	Pension Benefits		OPEB
	As of December 31,
(In millions)	2015	2014	2015	2014
Funded status, end of year:
Fair value of plan assets	$594.8	$638.2	$—	$—
Benefit obligations	737.0	786.8	69.3	111.7

Unfunded status	$(142.2)	$(148.6)	$(69.3)	$(111.7)

Amounts recognized in the balance sheets consist of:
Current liability	$(1.5)	$(1.5)	$(7.2)	$(8.7)
Noncurrent liability	(140.7)	(147.1)	(62.1)	(103.0)

Amount recognized, end of year	$(142.2)	$(148.6)	$(69.3)	$(111.7)

Gross amounts recognized in accumulated other comprehensive income (loss) consist of:
Net actuarial loss	(135.1)	$(131.5)	(3.4)	$(12.3)
Prior service credit (cost)	(0.1)	(0.1)	90.7	71.2

Amount recognized, end of year	$(135.2)	$(131.6)	$87.3	$58.9

Schedule of Projected Benefit Obligation and Fair Value of Plan Assets for Pension Plans Having Projected Benefit Obligations in Excess of Fair Value of Plan Assets

For these plans, the projected benefit obligations and the fair value of plan assets were as follows:

	Pension Benefits As of December 31,
(In millions)	2015	2014
Projected benefit obligation, end of year	$737.0	$786.8
Fair value of plan assets, end of year	594.8	638.2

Schedule of Accumulated Benefit Obligation and Fair Value of Plan Assets for Pension Plans Having Accumulated Benefit Obligations in Excess of Fair Value of Plan Assets

For these plans, the accumulated benefit obligations and the fair value of plan assets were as follows:

	Pension Benefits As of December 31,
(In millions)	2015	2014
Accumulated benefit obligation, end of year	$725.2	$784.0
Fair value of plan assets, end of year	585.2	638.2

Summary of Changes in Plan Assets and Benefit Obligations which were Recognized in Other Comprehensive Income (Loss)

The following table summarizes the changes in plan assets and benefit obligations which were recognized in other comprehensive income (loss):

	Pension Benefits			OPEB
	As of December 31,
End of year (in millions):	2015	2014	2013	2015	2014	2013
Current year actuarial gain (loss)	$(6.2)	$(142.5)	$102.2	$8.8	$(16.6)	$4.2
Amortization of actuarial loss (gain)	2.6	(0.4)	(13.3)	0.1	0.1	—
Current year prior service credit	—	—	—	29.8	—	82.6
Amortization of prior service credit	—	—	—	(10.2)	(9.2)	(2.3)

Total recognized in other comprehensive income (loss)	$(3.6)	$(142.9)	$88.9	$28.5	$(25.7)	$84.5

Total recognized in net periodic benefit cost and other comprehensive income (loss)	$4.0	$(137.1)	$106.2	$34.2	$(21.9)	$78.5

Schedule of Estimated Amount that will be Amortized from Accumulated Other Comprehensive Loss into Net Periodic Benefit Cost in Next Fiscal Year

The following table summarizes the estimated amount that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost in 2016:

(In millions)	Pension Benefits	OPEB
Prior service credit	$—	$12.2
Actuarial loss	(2.8)	(0.1)

Total	$(2.8)	$12.1

Schedule of Components of Net Periodic Benefit Income (Expense)

Net Periodic Benefit Income (Expense). Net periodic benefit income (expense) for the years ended December 31, 2015, 2014 and 2013 includes the following:

	Pension Benefits Year Ended December 31,			OPEB Year Ended December 31,
(In millions)	2015	2014	2013	2015	2014	2013
Components of net periodic benefit income (expense):
Interest cost	$(30.7)	$(31.7)	$(28.0)	$(3.5)	$(4.4)	$(6.4)
Service cost	(4.3)	(3.6)	(6.6)	(0.9)	(0.8)	(2.0)
Expected return on assets	45.2	47.0	38.5	—	—	—
Amortization of:
Prior service credit	—	—	—	10.2	9.2	2.3
Actuarial gain (loss)	(2.6)	0.4	(2.1)	(0.1)	(0.1)	—

Total amortization	(2.6)	0.4	(2.1)	10.1	9.1	2.3
Settlement loss	—	(5.8)	—	—	—	—
Curtailment gain	—	—	15.5	—	—	—
Other components of net periodic pension cost	—	(0.5)	—	—	—	—

Total net periodic benefit income (expense)	$7.6	$5.8	$17.3	$5.7	$3.9	$(6.1)

Schedule of Expected Benefit Payments for All Pension Plans and Postretirement Welfare Plans

Expected benefit payments for all pension and OPEB plans are as follows:

	Pension	OPEB
(In millions)	Benefits	(Gross)
Expected benefit payments:
2016	$39.2	$7.3
2017	40.3	7.0
2018	41.3	6.9
2019	42.4	6.9
2020	43.8	6.9
2021-2025	230.8	32.9

Defined Benefit Obligations [Member]
Schedule of Weighted Average Assumptions Used to Determine Benefit Obligation

The weighted average assumptions used for determining our benefit obligations as of December 31, 2015, 2014 and 2013 are as follows:

	Pension Benefits			OPEB
	2015	2014	2013	2015	2014	2013
Discount rate	4.34%	3.98%	4.81%	3.61%	3.90%	4.65%
Rate of compensation increase	3.01%	3.01%	3.00%	NA	NA	3.00%
Health care cost trend rate
– Initial rate	NA	NA	NA	7.47%	7.00%	7.49%
– Ultimate rate	NA	NA	NA	4.50%	4.50%	4.50%
– Years to ultimate	NA	NA	NA	12	9	10

Net Periodic Costs [Member]
Schedule of Weighted Average Assumptions Used to Determine Benefit Obligation

The following weighted average assumptions were used to determine the net periodic costs for the defined benefit pension and OPEB plans for the years presented:

	Pension Benefits				OPEB
	2015		2014	2013	2015		2014	2013
Discount rate	3.97	%(1)	4.81%	4.16%	3.60	%(1)	4.65%	4.39%
Expected long-term rate of return on plan assets	7.39%		7.42%	6.91%	NA		NA	NA
Rate of compensation increase	3.01%		3.00%	3.14%	NA		NA	3.11%
Health care cost trend rate
– Initial rate	NA		NA	NA	7.00%		7.49%	6.63%
– Ultimate rate	NA		NA	NA	4.50%		4.50%	4.50%
– Years to ultimate	NA		NA	NA	9		10	11

(1)	The weighted average spot rate selected for pension benefit and OPEB plans, respectively, in 2015.